Document and Entity Information	Jan. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 10, 2017
Document Effective Date	Jan. 10, 2017
Prospectus Date	Mar. 29, 2016
Semper MBS Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	SEMMX
Semper MBS Total Return Fund | Investor Class
Prospectus:
Trading Symbol	SEMPX
Semper MBS Total Return Fund | Class A
Prospectus:
Trading Symbol	SEMOX